Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes in Warrants
	Weighted average exercise price	Number of warrants	Share-based reserve
Balance at January 1, 2017	$0.24	45,885,172	$3,983
Exercise of warrants	0.23	(7,211,308)	(619)
Expiry of warrants	0.70	(19,210)	-
Balance at December 31, 2017	$0.24	38,654,654	$3,364
Exercise of warrants	0.14	(13,114,336)	(1,816)
Expiry of warrants	0.08	(82,695)	-
Balance at December 31, 2018	$0.26	25,457,623	$1,548

Summary of Outstanding Warrants

Grant date	Expiry date	Number of warrants	Weighted average exercise price
October 8, 2015 - October 28, 2015	October 8, 2020 - October 28, 2020	4,586,785	$0.31
May 13, 2016 - May 27, 2016	May 13, 2021 - May 27, 2021	20,870,838	0.25
		25,457,623	$0.26

Summary of Changes in Options

	Weighted average exercise price	Number of options	Share-based reserve
Balance at January 1, 2017	$1.10	6,177,594	$735
Issuance of options	2.82	6,402,000	-
Exercise of options	1.03	(571,246)	(308)
Cancellation of options	1.15	(404,598)	-
Vesting of issued options	-	-	1,862
Balance at December 31, 2017	$2.05	11,603,750	$2,289
Issuance of options	8.23	1,910,000	-
Exercise of options	1.41	(597,379)	(286)
Cancellation of options	2.43	(13,376)	-
Vesting of issued options	-	-	4,238
Balance at December 31, 2018	$2.99	12,902,995	$6,241

Summary of Outstanding and Exercisable Options

				Weighted average
Grant date	Vesting terms	Expiry date	Number of options	Exercise price	Remaining contractual life (in years)
August 5, 2016	Evenly over 48 months	August 5, 2021	1,058,334	$0.50	2.60
October 6, 2016	Evenly over 48 months	October 6, 2021	3,411,699	1.23	2.77
November 21, 2016	Evenly over 48 months	November 21, 2021	182,000	1.84	2.89
April 12, 2017	Evenly over 48 months	April 12, 2022	3,273,020	3.14	3.28
August 23, 2017	Evenly over 48 months	August 23, 2022	2,872,941	2.42	3.65
November 9, 2017	Evenly over 48 months	November 9, 2022	200,000	3.32	3.86
January 30, 2018	Evenly over 48 months	January 30, 2023	275,001	8.40	4.08
January 31, 2018	Evenly over 48 months	January 31, 2023	150,000	9.00	4.09
May 18, 2018	Evenly over 48 months	May 18, 2023	1,195,000	7.57	4.38
June 28, 2018	Evenly over 60 months	June 28, 2023	180,000	8.22	4.49
September 13, 2018	Evenly over 48 months	September 13, 2025	25,000	14.70	6.71
October 12, 2018	Evenly over 48 months	October 12, 2025	30,000	11.80	6.79
December 14, 2018	Evenly over 20 quarters	December 14, 2025	50,000	15.29	6.96
Outstanding at December 31, 2018			12,902,995	$2.99	3.35
Exercisable at December 31, 2018			5,648,656	$2.28	3.14

Summary of Fair Value of Options

The fair value of the options issued during the year was determined using the Black-Scholes option pricing model, using the following inputs:

	2018	2017
Share price at grant date (per share)	$7.57 - $15.29	$2.42 - $3.27
Exercise price (per option)	$7.57 - $15.29	$2.42 - $3.32
Risk-free interest rate	1.93% - 2.45%	0.96% - 1.59%
Expected life of options (in years)	5 - 7	5
Expected annualized volatility	55%	55%
Expected dividend yield	0%	0%
Weighted average Black-Scholes value at grant date (per option)	$4.09	$1.39